Income taxes	12 Months Ended
Dec. 31, 2020
Income taxes [Abstract]
Income taxes [Text Block]

26.  Income taxes

 (a)  Income tax expense

The income tax recorded in the consolidated statements of income (loss) for the years ended December 31, 2020 and 2019 is presented as follows:

	2020	2019
	$	$

Current income tax
Expense for the year (i)	7,153	797
Current income tax expense	7,153	797

Deferred income tax (Note 26 (b)):
Origination and reversal of temporary differences	(1,062)	(45,186)
Impact of changes in tax rates	11	98
Change in unrecognized deductible temporary differences	6,570	3,891
Other	(1,759)	—
Deferred income tax expense (recovery)	3,760	(41,197)
Income tax expense (recovery)	10,913	(40,400)

(i) In 2020, the current income tax expense includes an amount of US$4.5 million ($5.8 million) resulting from the San Antonio stream transaction (payable in 2021).

The provision for income taxes presented in the consolidated statements of income (loss) differs from the amount that would arise using the statutory income tax rate applicable to income of the consolidated entities, as a result of the following:

	2020	2019
	$	$

Income (loss) before income taxes	27,142	(274,595)

Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	7,193	(73,042)
Increase (decrease) in income taxes resulting from:
Non-deductible expenses, net	1,142	738
(Non-deductible) non-taxable portion of capital losses, net	(2,908)	7,186
Non-taxable foreign exchange gain	(1,153)	(357)
Differences in foreign statutory tax rates	(408)	19,758
Share of equity loss of associates	1,015	2,954
Tax benefits not recognized	6,570	1,582
Foreign withholding taxes	778	584
Taxable foreign accrual property income	432	99
Tax rate changes of deferred income taxes	11	98
Other	(1,759)	—
Total income tax recovery (expense)	10,913	(40,400)

The 2020 Canadian federal and provincial statutory income tax rate is 26.5% (26.6% in 2019).

(b) Deferred income taxes

The components that give rise to deferred income tax assets and liabilities are as follows:

	December 31,	December 31,
	2020	2019
	$	$
Deferred tax assets:
Stream interests	34,278	28,826
Non-capital losses	8,195	170
Deferred and restricted share units	4,008	2,865
Share and debt issue expenses	4,562	(113)
	51,043	31,748
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(93,266)	(77,641)
Investments	(9,437)	1,911
Convertible debentures	(2,315)	(3,632)
Other	(454)	149
	(105,472)	(79,213)
Deferred tax liability, net	(54,429)	(47,465)

Deferred tax assets and liabilities have been offset in the balance sheets where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

The 2020 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

	Dec. 31, 2019	Statement of income (loss)	Equity	Other comprehensive income (loss)	Benefit from flow-through shares	Translation adjustments	Dec. 31, 2020
	$	$	$	$	$	$	$
Deferred tax assets:
Stream interests	28,826	5,452	—	—	—	—	34,278
Non-capital losses	170	8,025	—	—	—	—	8,195
Deferred and restricted share units	2,865	435	708	—	—	—	4,008
Share and debt issue expenses	(113)	(569)	5,244	—	—	—	4,562
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(77,641)	(16,204)	—	388	66	125	(93,266)
Investments	1,911	(1,613)	—	(9,707)	(28)	—	(9,437)
Convertible debentures	(3,632)	1,317	—	—	—	—	(2,315)
Other	149	(603)	—	—	—	—	(454)
	(47,465)	(3,760)	5,952	(9,319)	38	125	(54,429)

The 2019 movement for deferred tax assets and deferred tax liabilities may be summarized as follows:

	Dec. 31, 2018	Statement of income (loss)	Equity	Other comprehensive loss	Translation adjustments	Dec. 31, 2019
	$	$	$	$	$	$
Deferred tax assets:
Stream interests	7,133	21,693	—	—	—	28,826
Share and debt issue expenses	989	(1,036)	(66)	—	—	(113)
Deferred and restricted share units	2,032	726	107	—	—	2,865
Non-capital losses	—	170	—	—	—	170
Other assets	120	29	—	—	—	149

Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(88,787)	11,769	—	(949)	326	(77,641)
Investments	(3,898)	6,612	—	(803)	—	1,911
Convertible debentures	(4,866)	1,234	—	—	—	(3,632)
	(87,277)	41,197	41	(1,752)	326	(47,465)

(c) Unrecognized deferred tax liabilities

The aggregate amount of taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized as at December 31, 2020, is $110.8 million ($73.4 million as at December 31, 2019). No deferred tax liabilities are recognized on the temporary differences associated with investments in subsidiaries because the Company controls the timing of reversal and it is not probable that they will reverse in the foreseeable future.

(d) Unrecognized deferred tax assets

As at December 31, 2020, the Company had temporary differences with a tax benefit of $15.2 million ($4.9 million as at December 31, 2019) which are not recognized as deferred tax assets. The Company recognizes the benefit of tax attributes only to the extent of anticipated future taxable income that can be reduced by these attributes.

	December 31, 2020		December 31, 2019
	$	$

Mineral stream interests - Mexico	5,796		—
Unrealized losses on investments in associates	2,850		3,109
Unrealized losses on investments available for sale	3,679		—
Non-capital losses carried forward	1,130		1,756
Other	1,711		19
	15,166		4,884